Annual Fund Operating Expenses	Feb. 28, 2026
Destinations Large Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Large Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.85%
Destinations Large Cap Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
Destinations Small-Mid Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Small-Mid Cap Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	1.12%
Destinations Small-Mid Cap Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.09%)	[3]
Net Expenses (as a percentage of Assets)	0.97%
Destinations International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations International Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.22%)	[5]
Net Expenses (as a percentage of Assets)	1.07%
Destinations International Equity Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.22%)	[5]
Net Expenses (as a percentage of Assets)	0.92%
Destinations Equity Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Equity Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	0.98%
Destinations Equity Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.12%)	[7]
Net Expenses (as a percentage of Assets)	0.83%
Destinations Core Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Core Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.87%
Destinations Core Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.03%)	[8]
Net Expenses (as a percentage of Assets)	0.72%
Destinations Low Duration Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Low Duration Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	1.00%
Destinations Low Duration Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.01%	[9]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.05%)	[10]
Net Expenses (as a percentage of Assets)	0.85%
Destinations Global Fixed Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Global Fixed Income Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Dividend/Interest on Short Sales	0.03%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	1.08%
Destinations Global Fixed Income Opportunities Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Dividend/Interest on Short Sales	0.03%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.01%
Fee Waiver or Reimbursement	(0.08%)	[11]
Net Expenses (as a percentage of Assets)	0.93%
Destinations Municipal Fixed Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Municipal Fixed Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.11%)	[12]
Net Expenses (as a percentage of Assets)	0.84%
Destinations Municipal Fixed Income Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.11%)	[12]
Net Expenses (as a percentage of Assets)	0.69%
Destinations Multi Strategy Alternatives Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Multi Strategy Alternatives Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Dividend/Interest on Short Sales	0.03%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.07%	[13]
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.36%)	[14]
Net Expenses (as a percentage of Assets)	1.33%
Destinations Multi Strategy Alternatives Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.35%
Distribution and Service (12b-1) Fees	0.00%
Dividend/Interest on Short Sales	0.03%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.07%	[13]
Expenses (as a percentage of Assets)	1.54%
Fee Waiver or Reimbursement	(0.36%)	[14]
Net Expenses (as a percentage of Assets)	1.18%
Destinations Shelter Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Shelter Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.06%)	[15]
Net Expenses (as a percentage of Assets)	1.19%
Destinations Shelter Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.06%)	[15]
Net Expenses (as a percentage of Assets)	1.04%
Destinations Real Assets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jun. 30, 2027
Destinations Real Assets Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Acquired Fund Fees and Expenses	0.04%	[16]
Expenses (as a percentage of Assets)	1.43%
Fee Waiver or Reimbursement	(0.25%)	[17]
Net Expenses (as a percentage of Assets)	1.18%
Destinations Real Assets Fund | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Acquired Fund Fees and Expenses	0.04%	[16]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.25%)	[17]
Net Expenses (as a percentage of Assets)	1.03%

[1]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[2]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[3]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[4]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[5]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[6]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[7]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[8]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[9]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[10]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[11]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[12]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[13]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[14]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[15]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.
[16]	Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus), which does not take into account the indirect costs of investing in other investment companies.
[17]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2027 and may be amended or terminated only with the consent of the Board of Trustees.